Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reserve of returned products	$ 107,699		$ 112,339	$ 45,410
Federally insured limit	250,000		250,000	250,000
Fair value of the derivative liabilities	(2,630,052)		2,545,918
Fair Value, Inputs, Level 2 [Member]
Fair value of the derivative liabilities	$ 2,808,041		$ 7,415,000
United States [Member]
Concentration risks percentage	3.80%	0.30%	2.20%	1.00%
Sales Revenue, Net [Member]
Concentration risks percentage			10.00%	10.00%
Sales Revenue, Net [Member] | Customers One [Member]
Concentration risks percentage	19.00%
Sales Revenue, Net [Member] | Customers Two [Member]
Concentration risks percentage		17.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration risks percentage		12.00%
Accounts Receivable [Member] | Customers Two [Member]
Concentration risks percentage	18.60%		14.80%
Accounts Receivable [Member] | Customer One [Member]
Concentration risks percentage	16.90%		17.10%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risks percentage			14.50%
Accounts Receivable [Member] | Customer Four [Member]
Concentration risks percentage			14.30%
Convertible Notes [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares	$ 1,947,826		$ 2,101,000
Preferred Stock [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares			$ 1,947,826
Options [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares	3,000,000	$ 3,000,000
Warrants [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares	$ 900,000